Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 22,501	$ 27,551
Gross Unrecognized Gains	577	1,150
Gross Unrecognized Losses	154	0
Fair value	22,924	28,701
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	22,501	27,551
Gross Unrecognized Gains	577	1,150
Gross Unrecognized Losses	154	0
Fair value	$ 22,924	$ 28,701